Property, Plant and Equipment, net - Schedule of PPE (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Property, Plant and Equipment [Line Items]
Total	$ 621,759	$ 907,951	$ 905,946
Less: accumulated depreciation	(407,387)	(575,621)	(558,542)
Total	214,372	332,330	347,404
Land
Property, Plant and Equipment [Line Items]
Total	23,829	27,898	27,675
Buildings, building improvements and leasehold improvements
Property, Plant and Equipment [Line Items]
Total	91,535	150,402	150,223
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	488,796	694,215	685,268
Office equipment
Property, Plant and Equipment [Line Items]
Total	6,643	7,517	10,237
Construction in progress
Property, Plant and Equipment [Line Items]
Total	$ 10,956	$ 27,919	$ 32,543